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                   SUPPLEMENT TO THE CLASS A PROSPECTUSES AND
                      STATEMENTS OF ADDITIONAL INFORMATION

                       CREDIT SUISSE EUROPEAN EQUITY FUND
                    CREDIT SUISSE GLOBAL HEALTH SCIENCES FUND
                      CREDIT SUISSE GLOBAL TECHNOLOGY FUND
                        CREDIT SUISSE MUNICIPAL BOND FUND
                     CREDIT SUISSE SHORT DURATION BOND FUND

THE FOLLOWING INFORMATION SUPERCEDES CERTAIN INFORMATION IN THE FUNDS' PROSPECTUSES AND STATEMENTS OF ADDITIONAL INFORMATION.

THE LIST OF SHAREHOLDERS AND TRANSACTIONS ELIGIBLE FOR THE WAIVER OF INITIAL SALES CHARGE AS PROVIDED UNDER "OTHER SHAREHOLDER INFORMATION" SECTION OF THE PROSPECTUSES IS REPLACED WITH THE FOLLOWING:

THE INITIAL SALES CHARGE IS WAIVED FOR THE FOLLOWING SHAREHOLDERS OR
TRANSACTIONS:

(1)  investment advisory clients of CSAM;

(2) an agent or broker of a dealer that has a sales agreement with the distributor, for his or her own account or an account of a relative of any such person, or any trust or individual retirement account or self-employed retirement plan for the benefit of any such person or relative (such shares may not be resold except to the fund);

(3) shares purchased by (a) registered investment advisers ("RAIs") on behalf of fee-based accounts or (b) broker-dealers that have sales agreements with the fund and for which shares have been purchased on behalf of wrap fee client accounts, and for which such RAIs or broker-dealers perform advisory, custodial, record keeping or other services;

(4) shares purchased for 401(k) Plans, 403(b) Plans, 457 Plans, employee benefit plans sponsored by an employer and pension plans; and

(5) Class A shares acquired when dividends and distributions are reinvested in the fund.

Other contrary information in the Prospectuses and Statements of Additional Information is also superseded.

Investors are urged to take advantage of these waivers and those in the funds' Statement of Additional Information to reduce the initial sales charge when they qualify.

Dated: March 28, 2003                                                  16-0303
                                                                       for
                                                                       CSEEA
                                                                       CSGHA
                                                                       CSGTA
                                                                       CSMBA
                                                                       CSSDA
                                                                       2003-020